SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity, Attributable to Parent [Abstract]
SHAREHOLDERS’ EQUITY

Note 11 - SHAREHOLDERS’ EQUITY

In August 2021, Firebull Holding Limited, holder of 5,000,000 Class A ordinary shares and 5,000,000 Class B ordinary shares of the Company sold and transferred 5,000,000 Class A ordinary shares to Firebull Tech Limited. Pursuant to section 11 of the Company’s memorandum and articles of association, the 5,000,000 Class B ordinary shares held by Firebull Holding was cancelled accordingly.

On December 14, 2021, the Company issued 2,898,552 Class A ordinary shares to investors.

On March 2, 2025, the Company engaged with Maxim Group LLC as the exclusive placement agent on a best-efforts basis in connection with an offering for issuance and sale of $16,390,000 Class A ordinary shares with a par value of $0.001 per share and 16,390,000 warrants each to purchase one Class A ordinary share, at a combined offering price of $0.33 per Class A ordinary share and warrant. This transaction was completed on March 4, 2025.

In March, 2025, 58,069,113 Class A ordinary shares issued for the exercised warrants .

On June 3, 2025,the Company completed the consolidation (the “Consolidation”) of the ordinary shares of the Company on the basis of 50 pre-Consolidation Shares for every one (1) post-Consolidation Share. The Company’s total issued and outstanding Class A ordinary shares has been reduced from 98,713,955 Class A ordinary shares with a par value of US$0.001 each to 1,974,163 Class A ordinary shares with a par value of US$0.05 each. The Company’s total issued and outstanding Class B ordinary shares has been reduced from 2,100,000 Class B ordinary shares with a par value of US$0.001 each to approximately 42,000 Class B ordinary shares with a par value of US$0.05 each. The balances of common stock and additional paid-in capital were retrospectively restated for the effect of the reverse share split.

Warrants

For each Class A ordinary share purchased on December 14, 2021, an investor received from the Company one-half unregistered warrant, for an aggregate of 1,449,276 warrant (“2021 Warrants”). The 3.5-year warrants are exercisable immediately from the date of issuance and have an exercise price of US$8.3 per share. The purchase price for one ordinary share and one-half corresponding warrant is US$6.90. As the expiration date of the warrant is dependent on the initial effective date of the registration statement and such statement was declared effective on June 8, 2022, the expiration date of the warrant is December 8, 2025.

Additionally, the Company has retained FT Global Capital, Inc. (“FT Global Capital”) to act as exclusive placement agent in connection with this offering. The Company agreed to issue to the FT Global Capital or its designees warrants to purchase up to 202,899 Class A ordinary shares. FT Global Capital’s warrants will be exercisable commencing on the date of issuance at a per share price of $8.3, subject to certain adjustments, and will expire three and a half years from the initial effective date of registration statement.

On March 2, 2025, the Company engaged with Maxim Group LLC (“Maxim”) as the exclusive placement agent on a best-efforts basis in connection with an offering for issuance and sale of $16,390,000 Class A ordinary shares with a par value of $0.001 per share and 16,390,000 warrants (“2025 Warrants”) each to purchase one Class A ordinary share, at a combined offering price of $0.33 per Class A ordinary share and warrant. This transaction was completed on March 4, 2025. The Company has also issued to Maxim warrants to purchase up to 327,800 Class A ordinary shares. The warrant for Maxim is exercisable at any time, and from time to time, in whole or in part, commencing from six months after the effective date of the registration statement and expire on the fifth anniversary of the commencement of sales of this offering. Maxim’s warrants will be exercisable at price equal to 125% of the offering price of $0.33.

Pursuant to Section 3(b) of the Securities Purchase Agreement for the 2021 Warrants, the exercise price of the 2021 Warrants was adjusted to $0.1023 per share due to the issuance of 2025 Warrants.

In March, 2025, the 2025 Warrants, apart from Maxim’s warrants, were exercised.

Due to reverse share split, the number of warrants and exercise price were adjusted retrospectively. As of June 30, 2025 and December 31, 2024, the aggregate numbers of warrants were 39,596 and 33,040, respectively.

As of June 30, 2025 and December 31, 2024, the Company had 33,040 and 33,040 warrants after adjustments for reverse share split outstanding to purchase 33,040 and 33,040 class A ordinary shares with a weighted average exercise price of $5.115 per share and $5.115 per share and remaining contractual lives 0.45 and 0.95 year respectively for the 2021 Warrants.

As of June 30, 2025 and December 31, 2024, the Company had 6,556 and nil warrants after adjustments for reverse share split outstanding to purchase 6,556 and nil Class A ordinary shares with an exercise price of $20.625 per share and nil respectively for the 2025 Warrants. The remaining contractual life as of June 30, 2025 was 4.25 years.

Note 11 – SHAREHOLDERS’ EQUITY

In August 2021, Firebull Holding Limited, holder of 5,000,000 Class A ordinary shares and 5,000,000 Class B ordinary shares of the Company sold and transferred 5,000,000 Class A ordinary shares to Firebull Tech Limited. Pursuant to section 11 of the Company’s memorandum and articles of association, the 5,000,000 Class B ordinary shares held by Firebull Holding was cancelled accordingly.

On December 14, 2021, the Company issued 2,898,552 Class A ordinary shares to investors. As of December 31, 2022, 24,254,842 shares of class A ordinary share and 2,100,000 shares of Class B ordinary shares were issued and outstanding. The Company deposited with the Escrow Agent an aggregate amount of $500,000 in order to provide a source of funding for certain indemnification obligations of the Company. In December 2022, the Company received the refund of the deposit of $492,490, deducting the charge fee.

Warrants

For each Class A ordinary share purchased on December 14, 2021, an investor received from the Company one-half unregistered warrant, for an aggregate of 1,449,276 warrants. The 3.5-year warrants are exercisable immediately from the date of issuance and have an exercise price of US$8.3 per share. The purchase price for one ordinary share and one-half corresponding warrant is US$6.90.

Additionally, the Company has retained FT Global Capital, Inc. (the “Placement Agent”) to act as exclusive placement agent in connection with this offering. The Company agreed to issue to the Placement Agent or its designees warrants to purchase up to 202,899 Class A ordinary shares (“Placement Agent’s Warrants”). Such Placement Agent’s Warrants will be exercisable commencing on the date of issuance at a per share price of $8.3, subject to certain adjustments, and will expire three and a half (3.5) years from the date of issuance.

The Company’s outstanding warrants are classified as equity since they qualify for exception from derivative accounting as they are considered to be indexed to the Company’s own stock and require net share settlement. The fair value of the warrants of $12.2 million is valued based on the Black-Scholes-Merton model and is recorded as additional paid-in capital from common stock on the relative fair value of net proceeds received using the following assumptions:

Annual dividend yield	-
Expected life (years)	3.5
Risk-free interest rate	1.01%
Expected volatility	152.16%

As of December 31, 2024 and 2023, the Company had 1,652,175 and 1,652,175 warrants outstanding to purchase 1,652,175 and 1,652,175 class A ordinary shares with weighted average exercise price of $8.3 per share and remaining contractual lives of 1.45 and 2.45 years.

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2024:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2022
Issued	1,652,175	$8.3
Exercised	-	-
Expired	-	-
Warrants outstanding, as of December 31, 2023	1,652,175	$8.3
Issued	-	-
Exercised	-	-
Expired	-	-
Warrants outstanding, as of December 31, 2024	1,652,175	$8.3
Warrants exercisable, as of December 31, 2024	1,652,175	$8.3